Trade and other receivables (Details) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Trade and other receivables
Trade accounts receivable	$ 7,471	$ 7,916
Sales tax receivable	102	284
Total	$ 7,573	$ 8,200